STONE RIDGE TRUST

ELEMENTS U.S. PORTFOLIO

ELEMENTS U.S. SMALL CAP PORTFOLIO

ELEMENTS INTERNATIONAL PORTFOLIO

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

ELEMENTS EMERGING MARKETS PORTFOLIO

SUPPLEMENT DATED DECEMBER 31, 2019

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

EACH DATED

OCTOBER 1, 2019

Effective as of November 26, 2019, Gloria Tam is a Portfolio Manager of each of the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (collectively, the “Portfolios”). Therefore, effective immediately, the prospectus and statement of additional information for the Portfolios are being amended and restated as described below.

1. The information in the “Summaries” section of the prospectus under “Management—Portfolio Managers” for each of the Portfolios is amended and restated as follows:

Portfolio Managers

Nathaniel Conrad, Daniel Fleder and Gloria Tam (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Mr. Fleder has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017. Ms. Tam has been a Portfolio Manager since November 2019.

2. The information in the section of the prospectus entitled “Management and Organization—Portfolio Managers” is amended and restated to read as follows:

Portfolio Managers

Nathaniel Conrad

Nathaniel Conrad, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Fleder and Ms. Tam. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs, where he began his career, as the senior trader in Interest Rates Electronic Trading. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering school.

Daniel Fleder

Daniel Fleder, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Conrad and Ms. Tam. Prior to joining Stone Ridge in 2016, Mr. Fleder was the Chief of Staff for Operations at KCG, an automated market maker, from 2013 to 2015. From 2010 to 2013, he was at KCG’s precursor, GETCO, where he was the Head of Risk Management, responsible for firm-wide market, credit and operational risk. Mr. Fleder received his PhD in Operations Research, Master’s in Statistics and BSE in Engineering from the University of Pennsylvania’s Wharton School and Engineering School.

Gloria Tam

Gloria Tam, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Conrad and Mr. Fleder. Prior to joining Stone Ridge in 2018, Ms. Tam worked at Cubist Systematic Strategies, a hedge fund, as a Portfolio Manager from 2015 to 2017. Prior to that, she was a trader at UBS on the program trading team. Ms. Tam received her Bachelor of Applied Science in Systems Design Engineering from the University of Waterloo and her Master of Mathematical Finance from the University of Toronto. Ms. Tam is a CFA Charterholder.

3. The information in the Statement of Additional Information in the section entitled “Investment Advisory and Other Services” under the subheadings “—Portfolio Managers,” “—Other Accounts Managed by the Portfolio Managers” and “—Portfolio Manager Securities Ownership” is amended and restated to read as follows:

Portfolio Managers

Nathaniel Conrad, Daniel Fleder and Gloria Tam are primarily responsible for the day-to-day management of the Portfolios. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of May 31, 2019, except with respect to Ms. Tam, for which the information as provided as of November 29, 2019.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nathaniel Conrad	5	$2,647	0	$0	0	$0
Daniel Fleder	11	$4,140	0	$0	0	$0
Gloria Tam	5	$2,611	0	$0	0	$0

(1)	Includes the Portfolios.

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nathaniel Conrad	0	$0	0	$0	0	$0
Daniel Fleder	0	$0	0	$0	0	$0
Gloria Tam	0	$0	0	$0	0	$0

Portfolio Manager Securities Ownership

As of May 31, 2019 (except as otherwise noted), the Portfolio Managers beneficially owned the following shares of the Portfolios:

Dollar Range of Shares Beneficially Owned

Portfolio Manager	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Nathaniel Conrad	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 -$50,000
Daniel Fleder(1)	$1 - $00,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000
Gloria Tam(2)	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000

(1)	Information provided as of September 16, 2019.
(2)	Information provided as of November 29, 2019.

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